Financial Risk Management - Percentage of accounts receivable (Details)	Dec. 31, 2024	Dec. 31, 2023
Customer A and Its affiliates
Financial Risk Management
Percentage Of accounts receivable	29.10%	28.50%
Customer C
Financial Risk Management
Percentage Of accounts receivable	8.70%	10.30%